Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Insured deposit	$ 250,000
Straight line depreciated over period	5 years
Checking account	$ 751,050	$ 324,210
Tax benefit	50.00%